Note 17 - Deferred Income Tax and Social Contribution - Deferred Taxes Not Related to Tax Losses (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	R$ (49.9)	R$ (61.5)	R$ 276.3
Temporary differences, investment securities [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	39.0	9.0
Temporary differences, investment securities [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)
Temporary differences, investment securities [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	39.0
Temporary differences, intangible assets [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(719.5)	(733.2)
Temporary differences, intangible assets [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)
Temporary differences, intangible assets [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(719.5)
Temporary differences, employee benefits [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	631.1	467.6
Temporary differences, employee benefits [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	112.8
Temporary differences, employee benefits [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	518.3
Temporary differences, trade payables [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	1,068.2	446.1
Temporary differences, trade payables [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	1,382.4
Temporary differences, trade payables [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(314.2)
Temporary differences, trade receivable [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	52.3	42.7
Temporary differences, trade receivable [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	47.3
Temporary differences, trade receivable [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	5.0
Temporary differences, derivatives [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	1.0	(39.6)
Temporary differences, derivatives [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	1.0
Temporary differences, derivatives [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)
Temporary differences, inventories [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	230.6	253.6
Temporary differences, inventories [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	230.6
Temporary differences, inventories [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)
Temporary differences, property, plant and equipment [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(920.5)	(905.7)
Temporary differences, property, plant and equipment [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(58.1)
Temporary differences, property, plant and equipment [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(862.4)
Temporary differences, withholding tax over undistributed profits and royalties [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(788.6)	(684.8)
Temporary differences, withholding tax over undistributed profits and royalties [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)
Temporary differences, withholding tax over undistributed profits and royalties [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(788.6)
Temporary differences, investments in associates [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(421.6)	(421.6)
Temporary differences, investments in associates [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)
Temporary differences, investments in associates [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(421.6)
Temporary differences, provisions [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	307.6	404.3
Temporary differences, provisions [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	91.7
Temporary differences, provisions [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	215.9
Temporary differences, other items [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(30.5)	R$ (39.8)
Temporary differences, other items [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)
Temporary differences, other items [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(30.5)
Deferred taxes not related to tax losses [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(550.9)
Deferred taxes not related to tax losses [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	1,807.7
Deferred taxes not related to tax losses [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	R$ (2,358.6)